Subsequent Events (Details Narrative) (10 K) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Stock issued during the period, value		$ 205,036	$ 351,093
Number of shares issued			35,109,231
Warrant [Member]
Warrant price		$ 0.20	$ 0.20
Subsequent Event [Member]
Stock issued during the period, value	$ 205,000
Number of shares issued	20,503,600
Warrant price	$ 0.20
Warrant expiry date	Sep. 30, 2022
Subsequent Event [Member] | Warrant [Member]
Number of shares issued	20,503,600